Royalty, stream and working interests (Tables)	6 Months Ended
Jun. 30, 2019
Royalty, stream and working interests
Disclosure of detailed information about royalty, stream and working interest, net

	As at June 30, 2019
		Accumulated
	Cost	Depletion(1)	Impairment	Carrying Value
Mining royalties	$1,027.2	$(594.3)	$—	$432.9
Streams	4,270.9	(1,377.3)	—	2,893.6
Energy	1,408.3	(358.0)	—	1,050.3
Advanced	207.4	(30.4)	—	177.0
Exploration	54.6	(12.6)	—	42.0
	$6,968.4	$(2,372.6)	$—	$4,595.8
[1]	Accumulated depletion includes previously recognized impairment charges.

	As at December 31, 2018
		Accumulated
	Cost	Depletion(1)	Impairment	Carrying Value
Mining royalties	$1,021.4	$(571.3)	$—	$450.1
Streams	4,346.3	(1,303.3)	(75.4)	2,967.6
Energy	1,303.8	(337.2)	—	966.6
Advanced	159.9	(30.1)	—	129.8
Exploration	54.7	(12.6)	(0.6)	41.5
	$6,886.1	$(2,254.5)	$(76.0)	$4,555.6
[1]	Accumulated depletion includes previously recognized impairment charges.

Disclosure of detailed information about royalty, stream and working interest, net rollforward

	Mining
	Royalties	Streams	Energy	Advanced	Exploration	Total
Balance at December 31, 2018	$450.1	$2,967.6	$966.6	$129.8	$41.5	$4,555.6
Acquisitions (Note 3)	—	—	87.6	45.8	—	133.4
Depletion	(23.0)	(74.0)	(20.8)	(0.3)	—	(118.1)
Impact of foreign exchange	5.8	—	16.9	1.7	0.5	24.9
Balance at June 30, 2019	$432.9	$2,893.6	$1,050.3	$177.0	$42.0	$4,595.8